Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument CLF in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($)	Dec. 31, 2019 CLP ($)
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period | CLF			CLF 1,068,153
Financial assets at end of period | CLF			CLF 3,061,174
ECL [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		$ 3,084		$ 7,736
Net change on Balance	[1]	(4,273)		1,512
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]			1
Impact of net re-measurement of year-end ECL		5,268		(6,120)
Amounts written off
Foreign exchange adjustments		6		(45)
Financial assets at end of period		4,085		3,084	7,736
Stage 1 Individual [Member] | ECL [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		3,078		7,736
Net change on Balance	[1]	(4,265)		1,519
Change in fair value
Transfer to Stage 1
Transfer to Stage 2		(4)		(12)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL		5,270		(6,120)
Amounts written off
Foreign exchange adjustments		6		(45)
Financial assets at end of period		4,085		3,078	7,736
Stage 2 Individual [Member] | ECL [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		6
Net change on Balance	[1]	(8)		(7)
Change in fair value
Transfer to Stage 1
Transfer to Stage 2		4		12
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]			1
Impact of net re-measurement of year-end ECL		(2)
Amounts written off
Foreign exchange adjustments
Financial assets at end of period				6
Stage 3 Individual [Member] | ECL [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period
Fair Value [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		1,060,523		1,357,846
Net change on Balance	[1]	2,096,361		(306,904)
Change in fair value		(103,107)		14,211
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments		1,032		(4,630)
Financial assets at end of period		3,054,809		1,060,523	1,357,846
Fair Value [Member] | Stage 1 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		1,060,307		1,357,846
Net change on Balance	[1]	2,096,637		(306,649)
Change in fair value		(103,047)		14,217
Transfer to Stage 1
Transfer to Stage 2		(134)		(477)
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments		1,032		(4,630)
Financial assets at end of period		3,054,795		1,060,307	1,357,846
Fair Value [Member] | Stage 2 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period		216
Net change on Balance	[1]	(276)		(255)
Change in fair value		(60)		(6)
Transfer to Stage 1
Transfer to Stage 2		134		477
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period		14		216
Fair Value [Member] | Stage 3 Individual [Member]
Financial Assets at Fair Value through Other Comprehensive Income (Details) - Schedule of changes in the corresponding ECLs of debt instrument [Line Items]
Financial assets at beginning of period
Net change on Balance	[1]
Change in fair value
Transfer to Stage 1
Transfer to Stage 2
Transfer to Stage 3
Impact on year-end ECL of exposures transferred between stages during the year **	[2]
Impact of net re-measurement of year-end ECL
Amounts written off
Foreign exchange adjustments
Financial assets at end of period

[1]	Net change between assets purchased and assets derecognized excluding write offs.
[2]	Represents the change in the year-end ECLs of exposures that were transferred from one stage to another during the year.